Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 16	$ 35
Trade receivables	24	12
Prepaid expenses and other current assets	7	6
Current assets	47	53
Property and equipment	8	2
Equity method investments	45
Other non-current assets	4	1
Total assets	458	467
Payables and accruals	(40)	(13)
Current taxes payable	(2)
Deferred revenue	(22)	(55)
Other financial liabilities	(8)	0
Current liabilities	(72)	(68)
Long-term indebtedness	(48)
Provisions and other non-current liabilities	(1)	(2)
Other financial liabilities	(37)
Deferred tax	(50)	(51)
Total liabilities	(208)	(121)
Net assets acquired	250	346
Goodwill	714	879
Less: Fair value of previously held financial asset through other comprehensive income	(5)
Total	959	1,225
Businesses acquired, net of cash	555	1,190
Non-controlling interests	388
Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	306	374
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	48
Other financial assets		37
SurePrep LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		25
Trade receivables		8
Prepaid expenses and other current assets		3
Current assets		36
Property and equipment		2
Other non-current assets		1
Total assets		232
Payables and accruals		(5)
Deferred revenue		(47)
Other financial liabilities		0
Current liabilities		(52)
Provisions and other non-current liabilities		(1)
Deferred tax		(9)
Total liabilities		(62)
Net assets acquired		170
Goodwill		343
Total		513
Businesses acquired, net of cash		488
SurePrep LLC [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		180
SurePrep LLC [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Other financial assets		13
Casetext Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		8
Trade receivables		1
Prepaid expenses and other current assets		2
Current assets		11
Property and equipment		0
Other non-current assets		0
Total assets		213
Payables and accruals		(3)
Deferred revenue		(5)
Other financial liabilities		0
Current liabilities		(8)
Provisions and other non-current liabilities		0
Deferred tax		(38)
Total liabilities		(46)
Net assets acquired		167
Goodwill		490
Total		657
Businesses acquired, net of cash		649
Casetext Inc [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		185
Casetext Inc [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Other financial assets		17
Pagero [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	10
Trade receivables	21
Prepaid expenses and other current assets	6
Current assets	37
Property and equipment	8
Equity method investments	45
Other non-current assets	4
Total assets	379
Payables and accruals	(39)
Current taxes payable	(1)
Deferred revenue	(17)
Other financial liabilities	(2)
Current liabilities	(59)
Long-term indebtedness	(48)
Provisions and other non-current liabilities	(1)
Other financial liabilities	(14)
Deferred tax	(33)
Total liabilities	(155)
Net assets acquired	224
Goodwill	573
Less: Fair value of previously held financial asset through other comprehensive income	0
Total	797
Businesses acquired, net of cash	399
Non-controlling interests	388
Pagero [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	255
Pagero [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	30
Other [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	6	2
Trade receivables	3	3
Prepaid expenses and other current assets	1	1
Current assets	10	6
Property and equipment	0	0
Equity method investments	0
Other non-current assets	0	0
Total assets	79	22
Payables and accruals	(1)	(5)
Current taxes payable	(1)
Deferred revenue	(5)	(3)
Other financial liabilities	(6)	0
Current liabilities	(13)	(8)
Long-term indebtedness	0
Provisions and other non-current liabilities	0	(1)
Other financial liabilities	(23)
Deferred tax	(17)	(4)
Total liabilities	(53)	(13)
Net assets acquired	26	9
Goodwill	141	46
Less: Fair value of previously held financial asset through other comprehensive income	(5)
Total	162	55
Businesses acquired, net of cash	156	53
Non-controlling interests	0
Other [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	51	9
Other [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 18
Other financial assets		$ 7